Notes Receivable, Net	12 Months Ended
Dec. 31, 2025
Notes Receivable, Net [Abstract]
NOTES RECEIVABLE, NET

NOTE 5 — NOTES RECEIVABLE, NET

Notes receivable, net as of December 31, 2025 and 2024 consists of the following:

	As of December 31,
	2025	2024
Notes receivable	$975,227	$384,931
Less: allowance for expected credit loss	(8,780)	(3,053)
Notes receivable, net	$966,447	$381,878